Schedule of Realized and Unrealized Gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain from commodity contracts	$ 766,769	$ 290,565